INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	$ 34
Investments at 31 December	7	$ 34
Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	34	21
Acquisitions	17
Additions	1	4
Fair value remeasurement	12	9
Distributions received	(2)
Disposals	(46)
Transfers	(9)
Investments at 31 December	$ 7	$ 34